Business Acquisitions and Divestitures - Divestitures (Details) € in Millions, $ in Millions			12 Months Ended
	Sep. 14, 2022 USD ($)	Sep. 14, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business | $			$ 278	$ 0	$ 0
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)		3.50%	3.50%	3.50%		3.50%
Senior Secured Notes 6.500 Percent Due In February 2005 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)		6.50%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Lis Holding S.p.A.,
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of share capital sold	100.00%	100.00%
Sale price		€ 700
Consideration received		479
Disposal group, cash and restricted cash		198
Disposal group, selling costs		€ 23
Gain on sale of business | $	$ 278
Gain on sale of business, net of tax | $	$ 276